Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Overall tax provision		$ 47.6	$ 4.5	$ 50.0
Tax expense reported in shareholders' equity related to equity awards			2.4	3.6
Provision for income taxes		47.6	2.1	46.4
Deferred tax expense	51.0	51.0	0.1	36.8
Deferred tax expense, arises due to the application of new state tax income attribution rules		40.0
Irish tax rate		12.50%	12.50%	12.50%
Foreign rate differential reconciling item		(29.4)	(68.0)	2.1
Valuation allowance	606.6	606.6	633.0
Change in valuation allowance		26.4	46.7	97.5
Irish standard tax rate		12.50%	12.50%	12.50%
Settlement reserve charge			206.3
Increase in tax			11.9	34.2
Net operating loss carryovers	2,477.0	2,477.0
Federal income tax		494.6
State income tax		201.4
Tax credit carryovers		(0.4)	(2.3)	(3.0)
Remaining loss carryovers	14.8	14.8
Unremitted foreign earnings	2,973.9	2,973.9	2,708.9
Gross unrecognized tax benefits	61.5	61.5	73.4	71.3	68.9
Unrecognized tax benefits if recognized, would affect the tax charge and as such would impact the effective tax rate	48.4	48.4	72.2	60.4
Decrease in the interest related to unrecognized tax benefits		0.1
Liability for potential penalties		0.5
Liability for potential interest		1.7
Audit settlement, reduction in unrecognized tax benefits	15.2	(2.1)		(1.2)
Net operating loss derived from equity awards		553.2
Federal loss		472.0
State loss		81.2
Credit to shareholder's equity		165.7
EDT [Member]
Foreign rate differential reconciling item		50.2
State [Member]
Valuation allowance	4.1	4.1
Net operating loss expires		2012 to 2031
Valuation allowance on tax credit	45.9	45.9
State [Member] | U.S. Subsidiaries [Member]
Tax credit carryovers	45.9	45.9
Bermudian Income [Member]
Foreign rate differential reconciling item				2.1
Tax reduction		33.2	33.5	35.0
Zonegran Tax Settlement [Member]
Tax reduction			46.4
Rest Of World Income [Member]
Increase in tax		1.4		2.9
U.S. Income [Member]
Increase in tax		2.4
Research [Member]
Tax credit carryovers	38.2	38.2
Tax credit carryovers expires		2018 through 2030
Orphan Drug [Member]
Tax credit carryovers	14.1	14.1
Tax credit carryovers		52.3
Tax credit carryovers expires		2013 through 2020
Valuation allowance on tax credit	4.4	4.4
Alternative Minimum Tax [Member]
Tax credit carryovers	6.0	6.0
EDT Disposal Reduction In D T A Valuation Allowance [Member]
Change in valuation allowance		$ 60.0